Other Income / Expense - Summary Of (Gains) Losses On Change In Fair Value Of Derivatives (Detail) - CAD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021
Gains (losses) on financial instruments [abstract]
Gain on warrant liability remeasurement (Note 11)	$ (2,359,935)	[1]	$ (280,177)	[1]	$ (7,359,015)	[1]	$ (280,177)	[1]	$ 3,362,601	[2]
Gain on embedded derivatives	(4,122)	[3]	372,115	[3]	(36,641)	[3]	(791,944)	[3]	784,261	[4]
Loss on substantial modification and conversion			8,571,881				8,571,881		(8,571,881)	[4]
Deferred charge loss							1,615,102	[3]	(1,615,102)	[4]
Total	$ (2,364,057)		$ 8,663,819		$ (7,395,656)		$ 9,114,862		$ 6,040,121

[1]	Unrealized change in fair value (Note 12).
[2]	Change in fair value unrealized (Note 26).
[3]	Associated with the 2021 Debentures. Transactions detailed in the 2021 Annual Financial Statements.
[4]	Associated with the 2021 Debentures (Note 14(b)) of which the majority is realized at December 31, 2021.